CONDENSED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption, outstanding (in shares)	2,510,512	11,500,000
Common stock, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,336,500	3,336,500
Common stock, shares outstanding	3,336,500	3,336,500
Common Stock Subject To Possible Redemption [Member]
Common stock subject to possible redemption, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, outstanding (in shares)	2,510,512	11,500,000	11,500,000
Common stock subject to possible redemption, redemption value (per share)	$ 10.59	$ 10.24	$ 10.15